Business Combinations - Schedule of Allocation of Consideration Transferred (Details) $ in Thousands	1 Months Ended
	Jun. 30, 2018 USD ($) shares
Cash consideration	$ 319,015
Total consideration - cash	319,015
NESR ordinary share consideration	513,444
Assumption of Loan Contracts and related interest from NESR Holdings (including conversion into NESR ordinary shares)	30,941
Total consideration - equity	544,385	[1]
Estimated earn-out mechanisms	16,203
Total consideration	879,603
NPS Holdings Limited [Member]
Cash consideration	319,015
Total consideration - cash	319,015
NESR ordinary share consideration	$ 255,537
NESR ordinary share consideration, shares | shares	25,077,000
Assumption of Loan Contracts and related interest from NESR Holdings (including conversion into NESR ordinary shares)
Assumption of Loan Contracts and related interest from NESR Holdings (including conversion into NESR ordinary shares) | shares
Total consideration - equity	$ 255,537	[1]
Total consideration - equity, shares | shares	25,077,000
Estimated earn-out mechanisms	$ 16,203
Total consideration	590,755
Gulf Energy S.A.O.C [Member]
Cash consideration
Total consideration - cash
NESR ordinary share consideration	$ 257,907
NESR ordinary share consideration, shares | shares	25,310,000
Assumption of Loan Contracts and related interest from NESR Holdings (including conversion into NESR ordinary shares)	$ 30,941
Assumption of Loan Contracts and related interest from NESR Holdings (including conversion into NESR ordinary shares) | shares	3,036,000
Total consideration - equity	$ 288,848	[1]
Total consideration - equity, shares | shares	28,346,000
Estimated earn-out mechanisms
Total consideration	$ 288,848

[1]	The fair value of NESR ordinary shares was determined based upon the $10.19 per share closing price of NESR ordinary shares on June 6, 2018, the closing date of the Business Combination